CASH AND CASH EQUIVALENTS - (Tables)	12 Months Ended
Dec. 31, 2018
CASH AND CASH EQUIVALENTS
Schedule of cash and cash equivalents

	December 31,	December 31,	December 31,
	2018	2017	2016
Cash held in:
United States dollars	$8,173,582	$16,989,119	$6,386,135
Canadian dollars	483,730	70,112	7,231,160
Euros	585,497	447,926	344,242
Cashable Canadian dollar high interest savings accounts	—	—	4,713,385
Cashable United States dollar high interest savings accounts	—	—	4,279,649
	$9,242,809	$17,507,157	$22,954,571